Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Cash flows from (used in) Operating
Net loss	$ (22,667)	$ (12,496)
Adjustments for
Depreciation of property and equipment	247	199
Amortization of intangible assets and other asset	7,832	7,296
Amortization of right-of-use assets	441
Share-based compensation for stock option plan and stock appreciation rights	1,427	1,087
Write-down of inventories	917	16
Change in fair value of derivative financial assets	166	647
Change in fair value of liability related to deferred stock unit plan	(157)	(641)
Interest on convertible unsecured senior notes	3,306	3,317
Interest income	(299)	(1,097)
Accretion expense	2,056	1,673
Foreign exchange	(549)	32
Lease inducements and amortization		238
Cash flows from (used in) operations before changes in working capital	(7,280)	271
Change in operating assets and liabilities
Trade and other receivables	(2,253)	831
Tax credits and grants receivable	(749)
Inventories	(4,872)	(9,861)
Prepaid expenses and deposits	(1,297)	(2,282)
Accounts payable and accrued liabilities	3,438	6,137
Provisions	(537)	1,470
Income taxes payable	16
Deferred revenue	(20)	43
Increase (decrease) in working capital	(6,274)	(3,662)
Total cash from used in operating activities	(13,554)	(3,391)
Financing
Interest paid on convertible unsecured senior notes	(3,306)	(3,417)
Repayment of long-term obligations	(3,500)	(3,500)
Proceeds from exercise of stock options	145	110
Payment of lease liability	(568)
Total cash used in financing activities	(7,229)	(6,807)
Investing
Acquisition of intangible assets		(2,407)
Acquisition of property and equipment	(32)	(1,215)
Proceeds from sale of bonds and money market funds	4,506	2,482
Acquisition of bonds and money market funds	(59)	(192)
Interest received	401	1,199
Acquisition of derivative financial assets	(40)	(21)
Proceeds from sale of derivative financial assets		24
Total cash from (used in) in investing activities	4,776	(130)
Net change in cash	(16,007)	(10,328)
Cash, beginning of year	28,661	38,997
Effect of foreign exchange on cash	83	(8)
Cash, end of year	$ 12,737	$ 28,661